12. FINANCIAL INSTRUMENTS (Details 3) - Dec. 31, 2017 € in Thousands, $ in Thousands	USD ($)	EUR (€)
USD
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	$ (1,025,390)
USD | Foreign exchange exposure
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	(3,343,057)
USD | Cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	1,317,667
USD | Net Investment hedge accounting
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $
USD | Net foreign exchange exposure
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	(2,025,390)
USD | Perpetual Bonds
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	1,000,000
USD | Borrowings and financing
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	(4,332,686)
USD | Trade payables
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	(97,622)
USD | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	(3,984)
USD | Total liabilities
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	(4,434,292)
USD | Cash and cash equivalents overseas
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	777,310
USD | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	310,642
USD | Other assets
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	3,283
USD | Total assets
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | $	$ 1,091,235
Euro
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		€ 2,797
Euro | Foreign exchange exposure
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		(69,203)
Euro | Cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €
Euro | Net Investment hedge accounting
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		72,000
Euro | Net foreign exchange exposure
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		2,797
Euro | Perpetual Bonds
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €
Euro | Borrowings and financing
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		(73,186)
Euro | Trade payables
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		(1,941)
Euro | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		(3,368)
Euro | Total liabilities
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		(78,495)
Euro | Cash and cash equivalents overseas
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		2,857
Euro | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		2,799
Euro | Other assets
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		3,636
Euro | Total assets
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure | €		€ 9,292